Real Estate and Other Assets Owned: (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Owned: [Abstract]
Company's balance in both real estate and other assets owned

	December 31,
	2012	2011
One-to-four family mortgages	$258	480
Multi-family	—	905
Construction	130	465
Land	1,112	248
Non-residential real estate	44	160
Consumer assets owned by bank	4	9

Total other assets owned	$1,548	2,267